SUPPLEMENT TO THE
   FIDELITY REAL ESTATE
INVESTMENT PORTFOLIO
MARCH 23, 1996 PROSPECTUS
The following information replaces similar information found in "How to Buy Shares" on page 18:
MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT    PLANS, PLEASE REFER TO
INVESTOR SERVICES, PAGE 22.
These minimums may vary for investments through Fidelity Portfolio
Ad   visory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of
distributions from such Fidelity retirement accounts.     Refer to the
program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 20:
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at    least
$2,000 worth of shares i    n the account to keep it open ($500 for
retirement accounts).
The following information replaces similar information found in "Transaction Details"on page 27:
   FIDELITY RESERVES THE     RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of
$12.00 from accounts with a value of $2,500, subject to an    annual
maximum charge of $24.00     per shareholder. It is expected that accounts
will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part
the relatively higher costs of servicing smaller accounts.    This fee will
not be deducted from Fidelity brokerage accounts,     retirement accounts
(except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BEL   OW $2,000, y    ou will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO FIDELITY EQUITY INCOME FUND   'S MARCH 23, 1996
PROSPECTUS
The following is in addition to the information found in the "Investment Principles and Risks" section found on page 10.
   CASH MANAGEMENT. The fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares" on page 18.
   MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES", PAGE 23.
These minimums may vary for investments through Fidelity Portfolio
Advis   ory Services. There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of
distributions from such Fidelity retirement accounts    .  Refer to the
program materials for details.
The following information replaces similar information found in "How to Sell Shares" on page 20.
   IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES,     leave at least
$2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 27.
   FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE     of
$12.00 from accounts with a value of less than $2,500, subject to an
   annual maximum charge of $24.00 per shareholder    . It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
T   his fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
   IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,     you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO THE
   FIDELITY UTILITIES FUND MARCH 23, 1996
PROSPECTUS
The following information supplements similar information found in "Investment Principles and Risks" beginning on page 10:
       CASH MANAGEMENT.    The fund may invest in money market securities,
in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares" on page 18.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT  $2,500
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $   2    ,000
For Fidelity    IRA, Rollover IRA, SEP-IRA
and Keogh     accounts $500
   * FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE 22.
These minimums may vary for investments through Fidelity Portfolio Advisory
Services.    There is no minimum account balance or initial or subsequent investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such
Fidelity retirement accounts.     Refer to the program materials for
details.
The following information replaces similar information found in "How to Sell Shares" on page 20.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least
$   2    ,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on page 27.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual
maximum charge of $   24    .00 per shareholder. It is expected that
accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts.
   This     fee will not be deducted from    Fidelity brokerage
accounts    , retirement accounts (except non-prototype retirement
accounts), accounts using regular investment plans, or if total assets in
Fidelity exceed $   3    0,000. Eligibility for the $   3    0,000 waiver
is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2    ,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

SUPPLEMENT TO THE
   FIDELITY SMALL CAP STOCK FUND, FIDELITY MID-CAP STOCK FUND AND FIDELITY LARGE CAP STOCK FUND JUNE 21, 1996 PROSPECTUS
The following information replaces the similar information found in the "Charter" section on page 13:
   Katherine Collins is manager of Mid-Cap Stock, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
The following information supplements the section entitled "Securities and Investment Practices" beginning on page 15:
       CASH MANAGEMENT.    A fund may invest in money market securities, in
repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
The following information replaces similar information found in "How to Buy Shares" on page 24:
MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT  $2,500
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh  accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA
and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT    PLANS, PLEASE REFER TO
"INVESTOR SERVICES," PAGE 28.
These minimums may vary for investments through Fidelity Portfolio Advisory
Services. There is no minimum account balance or    initial or subsequent
investment minimums for certain retirement accounts     funded    through
salary reduction, or accounts opened with the proceeds of distributions
from such Fidelity retirement accounts.     Refer to the program materials
for details.
   The following information replaces similar information found in "How to Sell Shares" on page 26:
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
The following information replaces similar information found in "Transaction Details" on pages 33 and 34:
FIDELITY     RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE    of
$12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $24.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. This fee will not be deducted from Fidelity brokerage accounts, retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity exceed $30,000. Eligibility for the $30,000 waiver is determined by aggregating Fidelity accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
    IF YOUR ACCOUNT BALANCE FALLS BELOW $2,000,    you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
The following information replaces the similar information found in the "Sales Charge Reductions and Waivers" section on page 36:
       2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested in Fidelity-managed products. (Distributions transferred to an IRA account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account.)
    8. If you are a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.